CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flow from operating activities:
Net income (loss)	$ 230,884	$ (209,573)	$ 438,439	$ (114,288)	$ (298,192)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation, depletion and amortization	260,782	145,711	334,084	238,532	201,782
Impairment of long-lived assets	146,499	0	0	38,600	0
Unit-based compensation expenses	14,834	11,181	22,243	13,792	15,089
Loss on extinguishment of debt	0	94,372	94,612	0	0
Amortization and write-off of deferred financing fees and other	15,793	12,413	23,828	27,014	21,824
(Gains) losses on sale of assets and other, net	111	(161)	(281)	1,718	(22,842)
Deferred income tax	5,991	2,790	310	3,088	(6,436)
Mark-to-market on derivatives:
Total (gains) losses	(441,678)	163,961	(449,940)	(7,303)	167,727
Cash settlements	174,316	104,512	237,134	302,875	362,936
Cash settlements on canceled derivatives			26,752	(123,865)	48,977
Premiums paid for derivatives	(583,434)	0	(134,352)	(120,376)	(93,606)
Changes in assets and liabilities:
(Increase) decrease in accounts receivable-trade, net	(14,372)	(82,202)	(120,055)	(66,283)	29,117
(Increase) decrease in other assets	(1,840)	2,333	(2,951)	2,926	(3,051)
Increase (decrease) in accounts payable and accrued expenses	39,346	74,348	58,216	25,457	(4,675)
Increase (decrease) in other liabilities	30,339	(15,923)	(9,333)	49,031	8,154
Net cash provided by (used in) operating activities	(122,429)	303,762	518,706	270,918	426,804
Cash flow from investing activities:
Acquisition of oil and natural gas properties	(1,762,933)	(847,780)	(1,500,193)	(1,351,033)	(130,735)
Development of oil and natural gas properties	(481,140)	(225,889)	(574,635)	(204,832)	(170,458)
Purchases of other property and equipment	(22,433)	(18,657)	(55,229)	(18,181)	(7,784)
Proceeds from sale of properties and equipment and other	575	10,590	(303)	(7,362)	26,704
Net cash used in investing activities	(2,265,931)	(1,081,736)	(2,130,360)	(1,581,408)	(282,273)
Cash flow from financing activities:
Proceeds from sale of units	761,362	648,971	678,949	844,330	291,668
Proceeds from borrowings	3,954,802	1,359,240	2,534,240	3,300,816	639,203
Repayments of debt	(1,945,000)	(1,064,679)	(1,301,029)	(2,150,000)	(704,893)
Distributions to unitholders	(282,166)	(222,391)	(466,488)	(365,711)	(303,316)
Financing fees, offering expenses and other, net	(103,121)	(111,987)	(56,358)	(93,343)	(71,511)
Excess tax benefit from unit-based compensation	3,252	2,587	4,805	0	577
Purchase of units			(17,352)	(11,832)	(2,696)
Net cash provided by (used in) financing activities	2,389,129	611,741	1,376,767	1,524,260	(150,968)
Net increase (decrease) in cash and cash equivalents	769	(166,233)	(234,887)	213,770	(6,437)
Cash and cash equivalents:
Beginning	1,114	236,001	236,001	22,231	28,668
Ending	$ 1,883	$ 69,768	$ 1,114	$ 236,001	$ 22,231